Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE
We are providing the following information pursuant to the new SEC pay versus performance disclosure requirements set forth in Item 402(v) of SEC Regulation
S-K
(the “Pay Versus Performance Rule”), which requires disclosure of certain information about the relationships between our performance and the compensation of our named executive officers. The following table reports, for the three most-recent fiscal years, the compensation of our Chief Executive Officer and the average compensation of our other non-CEO
named executive officers
(“Non-CEO
Named Executive Officers”), as well as the “Compensation Actually Paid” as calculated in accordance with the Pay Versus Performance Rule and certain performance measures required by the rule. The amounts reported as “Compensation Actually Paid” do not reflect the actual amount of compensation earned by or paid to our Chief Exe cutiv
e Officer or our
Non-CEO
Name Executive Officers and differ from the compensation amounts disclosed elsewhere in this proxy statement. For a discussion of our executive compensation program and philosophy, please refer to our “Compensation Discussion and Analysis” section.

	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1),(3)	Average Summary Compensation Table for Non- CEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (2),(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)	Non-GAAP Net Income ($ Millions) (6)
Year					Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)

2022	$30,219,921	$(160,142,075)	$13,263,125	$(13,362,342)	$140	$134	$1,320	$5,504

2021	$29,498,107	$188,407,046	$7,679,357	$33,054,719	$317	$214	$3,162	$3,435

2020	$27,141,878	$178,372,124	$8,028,525	$33,064,548	$199	$140	$2,490	$1,575

(1)	Amounts reported are for Lisa Su, who served as our Chief Executive Officer during each of the applicable fiscal years.
(2)
Our
non-CEO
named executive officers (our
“Non-CEO
Named Executive Officers”) were (a) Devinder Kumar, Darren Grasby, Mark Papermaster, and Victor Peng, for fiscal 2022; (b) Devinder Kumar, Rick Bergman, Darren Grasby, and Mark Papermaster, for fiscal 2021; and (c) Devinder Kumar, Rick Bergman, Darren Grasby, and Mark Papermaster, for fiscal 2020.

(3)
Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the specific methodology prescribed by the SEC under the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-CEO
Named Executive Officers for each of the required fiscal years.

Table for Footnote (3)

Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	2022		2021		2020
	CEO	Non-CEO Named Executive Officers (Average)	CEO	Non-CEO Named Executive Officers (Average)	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table total amount for applicable fiscal year	$30,219,921	$13,263,125	$29,498,107	$7,679,357	$27,141,878	$8,028,525
Subtract the amounts reported under the Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year	$(28,099,242)	$(10,988,961)	$(25,091,148)	$(5,510,769)	$(23,484,117)	$(5,003,714)
Add year-end fair value of equity awards granted during the applicable fiscal year	$15,547,023	$6,172,627	$38,255,879	$8,714,279	$25,543,182	$8,611,226
Add (subtract) year over year change in fair value of outstanding and unvested equity awards	$(114,263,626)	$(13,639,171)	$140,216,727	$20,880,897	$130,839,902	$17,857,355
Add (subtract) year over year change in fair value of equity awards granted in prior years that vested in the applicable fiscal year	$(63,546,151)	$(8,169,962)	$5,527,481	$1,290,955	$18,331,279	$3,571,156
Total Adjustments	$(190,361,996)	$(26,625,467)	$158,908,939	$25,375,362	$151,230,246	$25,036,023
Compensation Actually Paid	$(160,142,075)	$(13,362,342)	$188,407,046	$33,054,719	$178,372,124	$33,064,548

For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSUs, the closing price of our common stock on the applicable fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date as the current market price volatility and risk free rates determined as of the revaluation date, the expected life period and based on an expected dividend rate of 0%; and

(iii) for unvested PRSUs as of any applicable fiscal
year-end
date, the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of the applicable fiscal year-end
date under ASC Topic 718, calculated using a Monte-Carlo simulation model and based upon a discounted cash flow analysis of the probability-weighted payoffs of a share-based payment assuming a variety of possible stock price paths and for the 2021 and 2022 PRSUs, an estimate of the probability for achievement of the
2-year
non-GAAP
EPS growth rates.
(4)
Our total shareholder return is calculated, for each fiscal year, as the cumulative total shareholder return on our common stock from December 29, 2019 (i.e. the first day of our 2020 fiscal year), through the last day of the applicable fiscal year, assuming that $100 was invested beginning December 29, 2019.

(5)
Our peer group is comprised of the component companies of the S&P 500 Index Semiconductor & Semiconductor Equipment Index (the “Peer Index”) for each applicable fiscal year. The total shareholder return for our peer group is calculated, for each fiscal year, as the cumulative total shareholder return of the Peer Index from December 29, 2019 (i.e. the first day of our 2020 fiscal year), through the las
t day of the applicable fiscal year, assuming that $100 was invested beginning December 29, 2019.

(6)	Reconciliation of GAAP net income to non-GAAP net income (in millions):

	Year Ended
	December 31, 2022	December 25, 2021	December 26, 2020

GAAP net income	$1,320	$3,162	$2,490

Loss on debt redemption/conversion	—	7	54

Non-cash interest expense related to convertible debt	—	—	6

(Gains) losses on equity investments, net	62	(56)	—

Stock-based compensation	1,012	379	274

Equity income in investee	(14)	(6)	(5)

Acquisition-related costs*	521	42	14

Amortization of acquired intangible assets	3,548	—	—

Release of valuation allowance on deferred tax assets	—	—	(1,301)

Income tax provision	(945)	(93)	43

Non-GAAP net income	$5,504	$3,435	$1,575

*	Acquisition-related costs primarily comprised of transaction costs, purchase price adjustments for inventory and certain compensation charges

Company Selected Measure Name	Non-GAAP Net Income
Named Executive Officers, Footnote [Text Block]	Our
non-CEO
named executive officers (our
“Non-CEO
	Named Executive Officers”) were (a) Devinder Kumar, Darren Grasby, Mark Papermaster, and Victor Peng, for fiscal 2022; (b) Devinder Kumar, Rick Bergman, Darren Grasby, and Mark Papermaster, for fiscal 2021; and (c) Devinder Kumar, Rick Bergman, Darren Grasby, and Mark Papermaster, for fiscal 2020.
Peer Group Issuers, Footnote [Text Block]
(5)
Our peer group is comprised of the component companies of the S&P 500 Index Semiconductor & Semiconductor Equipment Index (the “Peer Index”) for each applicable fiscal year. The total shareholder return for our peer group is calculated, for each fiscal year, as the cumulative total shareholder return of the Peer Index from December 29, 2019 (i.e. the first day of our 2020 fiscal year), through the las
t day of the applicable fiscal year, assuming that $100 was invested beginning December 29, 2019.

PEO Total Compensation Amount	$ 30,219,921	$ 29,498,107	$ 27,141,878
PEO Actually Paid Compensation Amount	$ (160,142,075)	188,407,046	178,372,124
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the specific methodology prescribed by the SEC under the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-CEO
Named Executive Officers for each of the required fiscal years.

Table for Footnote (3)

Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	2022		2021		2020
	CEO	Non-CEO Named Executive Officers (Average)	CEO	Non-CEO Named Executive Officers (Average)	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table total amount for applicable fiscal year	$30,219,921	$13,263,125	$29,498,107	$7,679,357	$27,141,878	$8,028,525
Subtract the amounts reported under the Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year	$(28,099,242)	$(10,988,961)	$(25,091,148)	$(5,510,769)	$(23,484,117)	$(5,003,714)
Add year-end fair value of equity awards granted during the applicable fiscal year	$15,547,023	$6,172,627	$38,255,879	$8,714,279	$25,543,182	$8,611,226
Add (subtract) year over year change in fair value of outstanding and unvested equity awards	$(114,263,626)	$(13,639,171)	$140,216,727	$20,880,897	$130,839,902	$17,857,355
Add (subtract) year over year change in fair value of equity awards granted in prior years that vested in the applicable fiscal year	$(63,546,151)	$(8,169,962)	$5,527,481	$1,290,955	$18,331,279	$3,571,156
Total Adjustments	$(190,361,996)	$(26,625,467)	$158,908,939	$25,375,362	$151,230,246	$25,036,023
Compensation Actually Paid	$(160,142,075)	$(13,362,342)	$188,407,046	$33,054,719	$178,372,124	$33,064,548

For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSUs, the closing price of our common stock on the applicable fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date as the current market price volatility and risk free rates determined as of the revaluation date, the expected life period and based on an expected dividend rate of 0%; and

(iii) for unvested PRSUs as of any applicable fiscal
year-end
date, the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of the applicable fiscal year-end
date under ASC Topic 718, calculated using a Monte-Carlo simulation model and based upon a discounted cash flow analysis of the probability-weighted payoffs of a share-based payment assuming a variety of possible stock price paths and for the 2021 and 2022 PRSUs, an estimate of the probability for achievement of the
2-year
non-GAAP
EPS growth rates.

Non-PEO NEO Average Total Compensation Amount	$ 13,263,125	7,679,357	8,028,525
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,362,342	33,054,719	33,064,548
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the specific methodology prescribed by the SEC under the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-CEO
Named Executive Officers for each of the required fiscal years.

Table for Footnote (3)

Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	2022		2021		2020
	CEO	Non-CEO Named Executive Officers (Average)	CEO	Non-CEO Named Executive Officers (Average)	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table total amount for applicable fiscal year	$30,219,921	$13,263,125	$29,498,107	$7,679,357	$27,141,878	$8,028,525
Subtract the amounts reported under the Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable fiscal year	$(28,099,242)	$(10,988,961)	$(25,091,148)	$(5,510,769)	$(23,484,117)	$(5,003,714)
Add year-end fair value of equity awards granted during the applicable fiscal year	$15,547,023	$6,172,627	$38,255,879	$8,714,279	$25,543,182	$8,611,226
Add (subtract) year over year change in fair value of outstanding and unvested equity awards	$(114,263,626)	$(13,639,171)	$140,216,727	$20,880,897	$130,839,902	$17,857,355
Add (subtract) year over year change in fair value of equity awards granted in prior years that vested in the applicable fiscal year	$(63,546,151)	$(8,169,962)	$5,527,481	$1,290,955	$18,331,279	$3,571,156
Total Adjustments	$(190,361,996)	$(26,625,467)	$158,908,939	$25,375,362	$151,230,246	$25,036,023
Compensation Actually Paid	$(160,142,075)	$(13,362,342)	$188,407,046	$33,054,719	$178,372,124	$33,064,548

For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSUs, the closing price of our common stock on the applicable fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date as the current market price volatility and risk free rates determined as of the revaluation date, the expected life period and based on an expected dividend rate of 0%; and

(iii) for unvested PRSUs as of any applicable fiscal
year-end
date, the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of the applicable fiscal year-end
date under ASC Topic 718, calculated using a Monte-Carlo simulation model and based upon a discounted cash flow analysis of the probability-weighted payoffs of a share-based payment assuming a variety of possible stock price paths and for the 2021 and 2022 PRSUs, an estimate of the probability for achievement of the
2-year
non-GAAP
EPS growth rates.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and our Total Shareholder Return
Our stock price performance is the pre
do
minant factor that determines whether the Compensation Actually Paid to our named executive officers is at, above, or below the amounts reported in our summary compensation tables. The Compensation Actually Paid directly correlates with our total shareholder return (“TSR”) since most of our executive compensation is delivered through long-term equity awards in the form of PRSUs, RSUs, and stock options which vary in value with changes to our stock price. Additionally, our forecasted performance factor for our unvested PRSUs granted over the last three years decreased for fiscal 2022 primarily due to the narrowing of our TSR relative to the S&P 500 Index between the end of fiscal 2021 and the end of fiscal 2022. These results reflect two of our goals for our executive compensation program which is to align pay for performance and drive the creation of long-term sustainable stockholder value. The chart below compares the Compensation Actually Paid during the 2022, 2021 and 2020 fiscal years to our cumulative TSR since December 29, 2019 (the last day of our 2019 fiscal year), measured as of the last day of each of the 2022, 2021 and 2020 fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and our Net Income (GAAP and
Non-GAAP)
GAAP and
non-GAAP
net income are measures of our overall profitability that we believe are factors that can drive our stock price performance. However, the Compensation Actually Paid is less sensitive to our annual GAAP and non-GAAP
net income because our executive compensation programs are weighted toward long-term incentives that directly link executive compensation to our stock price performance, as described above. Similarly, while non-GAAP
net income is the primary performance factor for determining cash bonuses under our EIP for each of the covered fiscal years, it also does not necessarily correlate to Compensation Actually Paid because the cash bonuses paid under our EIP generally represent a much smaller percentage of the Compensation Actually Paid to our Chief Executive Officer and the average Compensation Actually Paid to our non-CEO
Named Executive Officers when compared to the long-term equity awards.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and our Net Income (GAAP and
Non-GAAP)
GAAP and
non-GAAP
net income are measures of our overall profitability that we believe are factors that can drive our stock price performance. However, the Compensation Actually Paid is less sensitive to our annual GAAP and non-GAAP
net income because our executive compensation programs are weighted toward long-term incentives that directly link executive compensation to our stock price performance, as described above. Similarly, while non-GAAP
net income is the primary performance factor for determining cash bonuses under our EIP for each of the covered fiscal years, it also does not necessarily correlate to Compensation Actually Paid because the cash bonuses paid under our EIP generally represent a much smaller percentage of the Compensation Actually Paid to our Chief Executive Officer and the average Compensation Actually Paid to our non-CEO
Named Executive Officers when compared to the long-term equity awards.

Tabular List [Table Text Block]
Other Relevant Financial Performance Measures
For fiscal 2022, the following other financial performance measures represented the most important financial performance measures used by us to link the compensation actually paid to our Named Executive Officers to our financial performance:

Financial Performance Measures
Revenue
1-Year Total Shareholder Return
Non-GAAP EPS
Free Cash Flow
Non-GAAP Net Income
For a discussion of how these other financial performance measures impacted the compensation actually paid to our Named Executive Officers during fiscal 2022, please see the “Compensation Discussion and Analysis” beginning on page 46.

Total Shareholder Return Amount	$ 140	317	199
Peer Group Total Shareholder Return Amount	134	214	140
Net Income (Loss)	$ 1,320,000,000	$ 3,162,000,000	$ 2,490,000,000
Company Selected Measure Amount	5,504,000,000	3,435,000,000	1,575,000,000
PEO Name	Lisa Su
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	1-Year Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Income
Non-GAAP Measure Description [Text Block]
(6)	Reconciliation of GAAP net income to non-GAAP net income (in millions):

	Year Ended
	December 31, 2022	December 25, 2021	December 26, 2020

GAAP net income	$1,320	$3,162	$2,490

Loss on debt redemption/conversion	—	7	54

Non-cash interest expense related to convertible debt	—	—	6

(Gains) losses on equity investments, net	62	(56)	—

Stock-based compensation	1,012	379	274

Equity income in investee	(14)	(6)	(5)

Acquisition-related costs*	521	42	14

Amortization of acquired intangible assets	3,548	—	—

Release of valuation allowance on deferred tax assets	—	—	(1,301)

Income tax provision	(945)	(93)	43

Non-GAAP net income	$5,504	$3,435	$1,575

*	Acquisition-related costs primarily comprised of transaction costs, purchase price adjustments for inventory and certain compensation charges

PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (190,361,996)	$ 158,908,939	$ 151,230,246
PEO [Member] | Subtract the amounts reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,099,242)	(25,091,148)	(23,484,117)
PEO [Member] | Add year end fair value of equity awards granted during the applicable fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,547,023	38,255,879	25,543,182
PEO [Member] | Add (subtract) year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,263,626)	140,216,727	130,839,902
PEO [Member] | Add (subtract) year over year change in fair value of equity awards granted in prior years that vested in the applicable fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(63,546,151)	5,527,481	18,331,279
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(26,625,467)	25,375,362	25,036,023
Non-PEO NEO [Member] | Subtract the amounts reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,988,961)	(5,510,769)	(5,003,714)
Non-PEO NEO [Member] | Add year end fair value of equity awards granted during the applicable fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,172,627	8,714,279	8,611,226
Non-PEO NEO [Member] | Add (subtract) year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,639,171)	20,880,897	17,857,355
Non-PEO NEO [Member] | Add (subtract) year over year change in fair value of equity awards granted in prior years that vested in the applicable fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,169,962)	$ 1,290,955	$ 3,571,156